                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-2677

                      (Investment Company Act File Number)

                   Federated Municipal Securities Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End:  3/31/2008

             Date of Reporting Period:  Six months ended 9/30/2007

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$10.65		$10.59		$10.65		$10.83		$10.75		$10.22
Income From Investment Operations:
Net investment income	0.22		0.46	[1]	0.46	[1]	0.45		0.43	[1]	0.47	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.27)		0.06		(0.05)		(0.17)		0.08		0.53
TOTAL FROM INVESTMENT OPERATIONS	(0.05)		0.52		0.41		0.28		0.51		1.00
Less Distributions:
Distributions from net investment income	(0.22)		(0.46)		(0.47)		(0.46)		(0.43)		(0.47)
Net Asset Value, End of Period	$10.38		$10.65		$10.59		$10.65		$10.83		$10.75
Total Return [2]	(0.44)%		5.05%		3.93%		2.64%		4.88%		9.91%

Ratios to Average Net Assets:
Net expenses	0.88	% [3]	1.15	% [4]	0.98	% [4]	0.93	% [4]	0.90	% [4]	0.91	% [4]
Net investment income	4.27	% [3]	4.31%		4.28%		4.15%		4.04%		4.41%
Expense waiver/reimbursement [5]	0.13	% [3]	0.14%		0.14%		0.14%		0.14%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$459,706		$436,073		$436,026		$423,632		$467,681		$466,097
Portfolio turnover	21%		23%		23%		28%		43%		51%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.30%, 0.14%, 0.08%, 0.05% and 0.06% for the years ended March 31, 2007, 2006, 2005, 2004 and 2003, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$10.65		$10.59		$10.65		$10.83		$10.75		$10.22
Income From Investment Operations:
Net investment income	0.21		0.36	[1]	0.37	[1]	0.38		0.34	[1]	0.37	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.30)		0.07		(0.05)		(0.20)		0.08		0.53
TOTAL FROM INVESTMENT OPERATIONS	(0.09)		0.43		0.32		0.18		0.42		0.90
Less Distributions:
Distributions from net investment income	(0.18)		(0.37)		(0.38)		(0.36)		(0.34)		(0.37)
Net Asset Value, End of Period	$10.38		$10.65		$10.59		$10.65		$10.83		$10.75
Total Return [2]	(0.87)%		4.12%		3.01%		1.73%		3.95%		8.94%

Ratios to Average Net Assets:
Net expenses	1.76	% [3]	2.04	% [4]	1.87	% [4]	1.82	% [4]	1.79	% [4]	1.80	% [4]
Net investment income	3.38	% [3]	3.42%		3.38%		3.26%		3.15%		3.52%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$21,734		$25,129		$33,002		$43,150		$60,714		$77,381
Portfolio turnover	21%		23%		23%		28%		43%		51%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.30%, 0.14%, 0.08%, 0.05% and 0.06% for the years ended March 31, 2007, 2006, 2005, 2004 and 2003, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$10.65		$10.59		$10.65		$10.83		$10.75		$10.22
Income From Investment Operations:
Net investment income	0.18		0.36	[1]	0.37	[1]	0.35		0.34	[1]	0.37	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.27)		0.07		(0.05)		(0.17)		0.08		0.53
TOTAL FROM INVESTMENT OPERATIONS	(0.09)		0.43		0.32		0.18		0.42		0.90
Less Distributions:
Distributions from net investment income	(0.18)		(0.37)		(0.38)		(0.36)		(0.34)		(0.37)
Net Asset Value, End of Period	$10.38		$10.65		$10.59		$10.65		$10.83		$10.75
Total Return [2]	(0.87)%		4.13%		3.01%		1.73%		3.95%		8.94%

Ratios to Average Net Assets:
Net expenses	1.75	% [3]	2.03	% [4]	1.87	% [4]	1.82	% [4]	1.79	% [4]	1.80	% [4]
Net investment income	3.39	% [3]	3.43%		3.38%		3.26%		3.15%		3.52%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$11,613		$12,510		$13,739		$13,039		$14,486		$13,324
Portfolio turnover	21%		23%		23%		28%		43%		51%

1 Per share numbers have been calculated using average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.30%, 0.14%, 0.08%, 0.05%, and 0.06% for the years ended March 31, 2007, 2006, 2005, 2004 and 2003, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 9/30/2007	[1]
Net Asset Value, Beginning of Period	$10.56
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)
Less Distributions:
Distributions from net investment income	(0.15)
Net Asset Value, End of Period	$10.38
Total Return [2]	(0.28)%

Ratios to Average Net Assets:
Net expenses	0.87	% [3]
Net investment income	4.49	% [3]
Expense waiver/reimbursement [4]	0.16	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$719
Portfolio turnover [5]	21%

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to September 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended September 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 995.60	$4.39
Class B Shares	$1,000	$ 991.30	$8.76
Class C Shares	$1,000	$ 991.30	$8.71
Class F Shares	$1,000	$ 997.20	$2.92
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.60	$4.45
Class B Shares	$1,000	$1,016.20	$8.87
Class C Shares	$1,000	$1,016.25	$8.82
Class F Shares	$1,000	$1,020.65	$4.39

1 "Actual" expense information for the Fund's Class F Shares is for the period from May 31, 2007 (date of initial public investment) to September 30, 2007. Actual expenses are equal to the annualized net expense ratio of the Fund's Class F Shares, multiplied by 123/366 (to reflect the period from initial public investment to September 30, 2007). "Hypothetical" expense information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.76%
Class C Shares	1.75%
Class F Shares	0.87%

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	32.1%
Refunded	18.1%
Hospital	12.3%
General Obligation--State	6.9%
Education	4.8%
Senior Care	4.7%
Industrial Development Bond/Pollution Control Revenue	3.6%
Special Tax	2.9%
Electric and Gas	2.7%
Water and Sewer	2.1%
Other [2]	7.9%
Other Assets and Liabilities--Net [3]	1.9%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 90.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--95.2%
		Alabama--0.9%
$1,000,000		Alabama Agricultural & Mechanical University, Revenue Bonds (Series 1998), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016	$1,028,450
1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	1,497,384
1,190,000	[1,2]	Huntsville, AL Health Care Authority, RITES (PA-1466), 6.07% (Huntsville Hospital), 6/1/2032	894,547
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (Original Issue Yield: 5.90%), 1/1/2020	1,056,740
		TOTAL	4,477,121
		Arizona--0.8%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2030	1,790,271
2,000,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2035	1,961,340
		TOTAL	3,751,611
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,040,210
		California--8.8%
1,825,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2030	1,755,431
3,000,000	[1,2]	California State, Residual Interest Trust Receipts (Series 2007-FC6), 7.346%, 8/1/2025	3,373,530
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	1,038,380
65,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	69,285
515,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	548,686
170,000		California State, UT GO Bonds, 5.75%, 5/1/2030	179,817
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	3,151,350
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	2,106,280
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$5,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	$5,084,100
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,571,066
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,036,150
2,900,000	[1,2]	Contra Costa County, CA Public Financing Authority, AUSTIN Trust Variable Inverse Certificates (Series 2007-1005), 7.19% (MBIA Insurance Corp. INS), 8/1/2037	3,159,985
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80% (United States Treasury PRF 6/1/2013@100), 6/1/2042	1,209,540
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,477,630
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,528,125
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,319,558
1,000,000		Riverside, CA, 2003 COP (Riverside Public Financing Authority), 5.00% (AMBAC INS), 9/1/2028	1,024,150
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	2,393,784
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	3,013,710
1,000,000		Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	1,019,620
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,591,245
925,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(AMBAC INS), 5/15/2030	958,652
1,575,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	1,704,528
		TOTAL	43,314,602
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--3.4%
$5,000,000		Arkansas River Power Authority, CO, 5.25% (XL Capital Assurance Inc. INS), 10/1/2032	$5,256,300
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/ (Original Issue Yield: 5.48%), 6/1/2034	761,216
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	726,834
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	5,032,650
500,000		Douglas County, CO School District, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS), 12/15/2030	517,090
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,770,160
505,000		Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016	516,726
		TOTAL	16,580,976
		Connecticut--0.3%
600,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	603,960
1,000,000		New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF 11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018	1,054,680
		TOTAL	1,658,640
		District of Columbia--1.3%
5,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035	5,102,200
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/ (AMBAC INS), 7/1/2016	1,401,503
		TOTAL	6,503,703
		Florida--4.2%
1,750,000	[1,2]	Alachua County, FL Health Facilities Authority, RITES (PA-1472), 5.59% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	1,452,325
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	1,030,280
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	$867,719
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	5,090,677
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,797,880
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	566,245
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	1,069,570
1,060,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2023	1,209,322
3,500,000	[1,2]	South Broward Hospital District, FL, UBS Custodial Residual & Variable Securities (Series 07-1003), 6.062%, 11/1/2014	3,001,880
500,000		South Miami, FL Health Facilities Authority, Revenue Bonds, 5.25% (Baptist Health System of South Florida)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 5.52%), 11/15/2033	537,980
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	2,369,847
		TOTAL	20,993,725
		Georgia--0.6%
1,000,000		Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75% (Memorial Health University Medical Center), 1/1/2029	1,030,050
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/ (United States Treasury PRF 10/1/2009@102), 10/1/2019	2,159,660
		TOTAL	3,189,710
		Illinois--4.0%
1,000,000		Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.125%), 1/1/2020	1,250,500
1,330,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,336,025
1,500,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/ (Original Issue Yield: 5.30%), 11/15/2023	1,531,875
3,750,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2031	3,698,962
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2036	$977,700
1,660,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (Newman Foundation at the University of Illinois)/(Radian Asset Assurance INS), 2/1/2032	1,625,555
2,750,000		Illinois Finance Authority, Revenue Bonds (Series 2007A), 5.00% (Bradley University)/(XL Capital Assurance Inc. INS), 8/1/2034	2,825,157
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	2,203,194
2,300,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2026	2,253,632
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	945,830
1,000,000		Illinois Sports Facility Authority, State Tax Supported Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.18%), 6/15/2032	1,022,860
		TOTAL	19,671,290
		Indiana--2.7%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	1,029,280
3,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	2,973,660
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	2,133,380
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	1,009,280
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,305,050
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,812,030
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	2,003,500
		TOTAL	13,266,180
		Iowa--0.4%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.50% (Care Initiatives), 7/1/2025	1,015,180
1,000,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	1,029,180
		TOTAL	2,044,360
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kansas--0.9%
$1,315,000		Butler County, KS Union School District No. 490, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS), 9/1/2029	$1,428,353
1,560,000		Kansas Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	1,617,954
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/ (Original Issue Yield: 5.62%), 9/1/2022	1,248,854
		TOTAL	4,295,161
		Kentucky--0.2%
1,000,000		Murray, KY, Hospital Facilities Revenue Refunding Bonds (Series 2007), 5.125% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2037	966,570
		Louisiana--0.4%
505,000		Louisiana Public Facilities Authority, Mortgage Revenue Bonds, 5.25% (FSA INS)/ (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	520,589
1,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,492,860
		TOTAL	2,013,449
		Maine--0.1%
645,000		Maine State Turnpike Authority, Revenue Bonds, 5.00% (FSA INS), 7/1/2027	668,897
		Maryland--0.2%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	238,330
650,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	603,564
		TOTAL	841,894
		Massachusetts--5.0%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF 6/1/2010@100), 6/1/2016	5,313,650
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75% (United States Treasury PRF 7/1/2010@100), 7/1/2016	179,231
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	2,087,140
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101)/ (Original Issue Yield: 6.38%), 7/15/2032	$887,826
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,130,360
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance INS), 8/15/2025	4,544,403
5,000,000		Massachusetts School Building Authority, Revenue Bonds (Series 2007A), 4.75% (AMBAC INS), 8/15/2032	5,035,050
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	41,906
430,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00% (United States Treasury PRF 8/1/2014@100), 8/1/2034	465,114
70,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%, 8/1/2034	71,871
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program Series 6 Revenue Bonds Prerefunded, 5.25% (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	2,596,284
1,000,000		Springfield, MA, UT GO Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 11/15/2018	1,026,400
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020	1,065,310
		TOTAL	24,444,545
		Michigan--3.0%
2,090,000		Cornell Township MI, Economic Development Corp., Revenue Refunding Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,288,571
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	2,791,097
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	1,083,630
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	2,089,220
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,600,410
1,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	1,039,820
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	$2,961,799
280,000		Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 12/1/2020	285,874
680,000		Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100), 5/1/2034	732,918
		TOTAL	14,873,339
		Minnesota--0.2%
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015	1,019,110
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	2,071,669
		Missouri--0.7%
2,000,000		Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Series 2007B), 5.00% (Kauffman Center for the Performing Arts), 6/1/2037	2,069,680
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,251,362
		TOTAL	3,321,042
		Nebraska--1.0%
4,710,000		Omaha, NE Convention Hotel Corp., Convention Center Refunding Revenue Bonds, 5.00% (AMBAC INS), 2/1/2026	4,905,983
		Nevada--1.0%
3,000,000		Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	3,126,840
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,049,410
245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	229,609
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	536,925
		TOTAL	4,942,784
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Hampshire--0.4%
$1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	$1,746,620
		New Jersey--0.5%
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	1,130,195
1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(United States Treasury PRF 1/1/2014@100), 1/1/2022	1,632,240
		TOTAL	2,762,435
		New York--8.6%
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	2,002,080
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,092,760
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 3.178% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,859,560
3,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3,136,410
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,098,610
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2001A), 5.00%, 6/15/2032	4,066,471
1,775,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF 6/1/2013@100), 6/1/2023	1,945,666
210,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023	222,991
3,000,000	[1,2]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 6.13% (New York Hospital Medical Center of Queens)/ (FHA INS), 8/15/2037	3,072,990
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,117,865
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	2,609,225
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	5,358,250
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	$1,011,216
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,692,900
2,500,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2027	2,620,375
1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	1,142,352
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,223,299
		TOTAL	42,273,020
		North Carolina--1.0%
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	3,059,970
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,641,152
		TOTAL	4,701,122
		Ohio--3.0%
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,821,720
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	3,042,360
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	4,026,360
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,396,608
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 2/1/2010@101), 2/1/2017	4,376,484
		TOTAL	14,663,532
		Oklahoma--0.2%
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	1,120,740
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,551,165
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--5.9%
$3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	$3,546,600
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,251,328
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,123,235
2,000,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), 4.139% (FSA INS), 11/1/2026	1,968,800
2,000,000	[1,2]	Delaware Valley, PA Regional Finance Authority, Residual Tax-Exempt Securities (PA-1512), 4.85%, 6/1/2027	1,815,440
8,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	9,021,360
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,070,880
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,421,700
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,007,760
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.25% (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039	2,064,940
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,033,690
		TOTAL	29,325,733
		Puerto Rico--1.5%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	1,034,800
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	1,107,740
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	4,876,200
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	469,422
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	193,510
		TOTAL	7,681,672
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--1.1%
$2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	$2,584,925
340,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.38% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	365,170
2,160,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.38% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/ (Original Issue Yield: 6.58%), 8/15/2021	2,424,967
		TOTAL	5,375,062
		South Carolina--3.7%
3,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/ (CDC IXIS Financial Guaranty N.A. INS), 12/1/2030	3,093,330
1,395,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), (PRF 5/1/2014@100), 5/1/2019	1,579,363
2,850,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/ (Original Issue Yield: 5.75%), 11/15/2023	2,948,753
2,795,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,880,667
2,000,000	[1,2]	South Carolina Jobs-EDA, RITES (PA-1471), 5.46% (Palmetto Health Alliance), 8/1/2013	1,982,000
5,470,000		South Carolina Jobs-EDA, Student Housing Refunding Revenue Bonds (Series 2005A), 5.00% (Coastal Housing Foundation LLC)/(CDC IXIS Financial Guaranty N.A. INS), 4/1/2035	5,600,569
		TOTAL	18,084,682
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,385,334
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,496,762
		TOTAL	4,882,096
		Tennessee--1.4%
1,000,000		Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.08%), 9/1/2020	1,014,230
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,125,791
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	$1,266,429
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,747,197
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,043,853
		TOTAL	7,197,500
		Texas--6.8%
4,600,000		Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF 5/15/2013@100), 11/15/2022	4,978,626
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	2,091,800
1,000,000		Comal, TX ISD, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG), 2/1/2025	1,028,710
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,887,110
1,000,000		Granbury, TX ISD, Refunding UT GO Bonds, 5.00% (PSFG), 8/1/2027	1,036,680
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	2,376,176
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. LOC), 6/1/2012	4,384,560
2,000,000	[1,2]	Harris County, TX, Toll Road Senior Lien Revenue Bond Drivers (Series 1864), 4.45% (AMBAC INS), 2/15/2015	1,723,280
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (PSFG), 2/15/2037	1,023,490
600,000		Matagorda County, TX Navigation District No. 1, COL Revenue Refunding Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	604,134
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,320,999
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,255,064
1,000,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC), 5/1/2028	928,260
1,000,000		Sam Rayburn, TX Municipal Power Agency, Revenue Refunding Bonds (Series 2002A), 6.00%, 10/1/2021	1,041,570
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,091,950
		TOTAL	33,772,409
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--3.1%
$11,500,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/ (Original Issue Yield: 8.17%), 5/15/2015	$13,205,105
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,063,940
		TOTAL	15,269,045
		Vermont--3.9%
1,000,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	1,040,990
490,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015	496,061
510,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016	512,978
300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%), 7/1/2008	300,327
210,000		Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017	211,564
185,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014	185,958
200,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016	202,136
220,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018	220,517
100,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC INS)/(Original Issue Yield: 3.32%), 1/1/2010	99,416
310,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC INS)/(Original Issue Yield: 3.52%), 1/1/2011	308,664
205,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC INS)/(Original Issue Yield: 3.62%), 1/1/2012	204,590
25,000		Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009	25,440
520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008	526,183
750,000		University of Vermont & State Agricultural College, Revenue Bonds (Series 2007), 5.00% (AMBAC INS), 10/1/2037	779,460
250,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), (PRF 10/1/2012 @ 100), 10/1/2021	268,988
650,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), (PRF 10/1/2012 @ 100), 10/1/2023	699,368
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$1,000,000		Vermont EDA, Mortgage Revenue Bonds (Series 2006A), 5.375% (Wake Robin Corp.), 5/1/2036	$953,000
1,000,000		Vermont Educational and Health Buildings Financing Agency, Hospital Revenue Bonds (Series 2007A), 4.75% (Fletcher Allen Health Care)/(Original Issue Yield: 5.10%), 12/1/2036	906,350
1,000,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 2004A), 5.00% (Fletcher Allen Health Care)/(FGIC INS), 12/1/2023	1,032,780
2,295,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.50% (Norwich University)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.62%), 7/1/2018	2,350,218
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.58% TOBs (Middlebury College), Mandatory Tender 11/1/2027	2,997
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	1,179,399
1,150,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006A), 4.75% (Vermont Developmental & Mental Health Services Acquisition Pool)/(Radian Asset Assurance INS), 8/15/2036	1,082,829
50,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's College)/(Original Issue Yield: 3.33%), 10/1/2009	49,378
140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue Yield: 3.93%), 10/1/2011	139,383
125,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue Yield: 4.23%), 10/1/2013	125,296
385,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's College)/(Original Issue Yield: 4.35%), 10/1/2014	387,129
370,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue Yield: 4.45%), 10/1/2015	372,623
65,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008	66,362
55,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009	57,077
750,000		Vermont Municipal Bond Bank, Revenue Bonds (2007 Series 1), 5.00% (FSA INS), 12/1/2022	797,948
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$100,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 12/1/2008	$102,180
340,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%), 12/1/2009	349,595
740,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	777,932
665,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%), 3/1/2026	674,430
500,000		Vermont State, UT GO Bonds, 4.00%, 3/1/2022	486,610
1,215,000		Vermont State, UT GO Refunding Bonds (Series C), 5.00%, 3/1/2015	1,320,559
		TOTAL	19,296,715
		Virgin Islands--0.0%
100,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2024	102,472
		Virginia--3.4%
3,000,000		Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	3,002,460
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,314,550
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), (PRF 6/1/2015 @ 100), 6/1/2037	3,357,540
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	1,054,963
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	4,061,655
		TOTAL	16,791,168
		Washington--4.1%
1,000,000		Seattle, WA Water System, Revenue Bonds (Series 1999), 5.25%, 3/1/2013	1,024,510
1,365,000		Seattle, WA, Refunding & Improvement LT GO Bonds (Series 2002), 5.00% (Original Issue Yield: 5.14%), 7/1/2020	1,429,551
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	1,241,348
1,490,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,563,859
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	1,294,863
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--continued
$1,000,000		Vancouver, WA, LT GO Bonds (Series 2003), 5.00% (AMBAC INS), 12/1/2029	$1,030,440
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,736,889
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	7,037,252
		TOTAL	20,358,712
		Wisconsin--4.4%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018	1,078,640
1,655,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,699,966
1,090,000		Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%), 6/1/2020	1,120,095
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/ (Original Issue Yield: 5.96%), 8/15/2025	5,984,715
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	306,183
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	440,479
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	2,056,120
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,431,616
2,650,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.28%), 3/1/2035	2,488,933
1,940,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	2,034,071
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/ (Original Issue Yield: 6.15%), 7/1/2030	1,684,507
1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,237,450
		TOTAL	21,562,775
		Wyoming--0.2%
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,029,250
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $458,350,577)	470,404,496
Principal Amount			Value
		SHORT-TERM MUNICIPALS--2.9% [3]
		Alaska--0.1%
$600,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 4.050%, 10/1/2007	$600,000
		Ohio--1.5%
7,500,000		Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/ (National City Bank LIQ), 5.500%, 10/4/2007	7,500,000
		Tennessee--1.3%
6,075,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D10-B) Daily VRDNs (Roane, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.100%, 10/1/2007	6,075,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	14,175,000
		TOTAL MUNICIPAL INVESTMENTS--98.1% (IDENTIFIED COST $472,525,577) [4]	484,579,496
		OTHER ASSETS AND LIABILITIES - NET--1.9%	9,192,971
		TOTAL NET ASSETS--100%	$493,772,467

At September 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $23,612,387, which represented 4.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2007, these liquid restricted securities amounted to $20,475,977, which represented 4.1% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $472,505,352.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $472,525,577)		$484,579,496
Income receivable		7,155,260
Receivable for investments sold		2,722,813
Receivable for shares sold		583,296
TOTAL ASSETS		495,040,865
Liabilities:
Payable for shares redeemed	$429,683
Payable to bank	3,181
Payable for distribution services fee (Note 5)	20,742
Payable for shareholder services fee (Note 5)	189,802
Income distribution payable	591,961
Accrued expenses	33,029
TOTAL LIABILITIES		1,268,398
Net assets for 47,570,021 shares outstanding		$493,772,467
Net Assets Consist of:
Paid-in capital		$503,681,594
Net unrealized appreciation of investments		12,053,919
Accumulated net realized loss on investments, futures contracts and swap contracts		(21,983,346)
Undistributed net investment income		20,300
TOTAL NET ASSETS		$493,772,467

Statement of Assets and Liabilities-continued

September 30, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($459,706,398 ÷ 44,288,007 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$10.38
Offering price per share (100/95.50 of $10.38) [1]	$10.87
Redemption proceeds per share	$10.38
Class B Shares:
Net asset value per share ($21,733,884 ÷ 2,093,913 shares outstanding), $0.01 par value, 250,000,000 shares authorized	$10.38
Offering price per share	$10.38
Redemption proceeds per share (94.50/100 of $10.38) [1]	$9.81
Class C Shares:
Net asset value per share ($11,613,422 ÷ 1,118,856 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$10.38
Offering price per share	$10.38
Redemption proceeds per share (99.00/100 of $10.38) [1]	$10.28
Class F Shares:
Net asset value per share ($718,763 ÷ 69,245 shares outstanding), $0.01 par value, 150,000,000 shares authorized	$10.38
Offering price per share (100/99.00 of $10.38) [1]	$10.48
Redemption proceeds per share (99.00/100 of $10.38) [1]	$10.28

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Interest			$12,538,765
Expenses:
Investment adviser fee (Note 5)		$1,294,516
Administrative personnel and services fee (Note 5)		192,586
Custodian fees		22,175
Transfer and dividend disbursing agent fees and expenses		164,602
Directors'/Trustees' fees		9,436
Auditing fees		10,458
Legal fees		2,752
Portfolio accounting fees		74,940
Distribution services fee--Class B Shares (Note 5)		87,172
Distribution services fee--Class C Shares (Note 5)		45,083
Shareholder services fee--Class A Shares (Note 5)		551,428
Shareholder services fee--Class B Shares (Note 5)		29,057
Shareholder services fee--Class C Shares (Note 5)		14,395
Shareholder services fee--Class F Shares (Note 5)		242
Share registration costs		25,855
Printing and postage		21,433
Interest and trust expenses (Note 2)		9,048
Insurance premiums		4,150
Taxes		18,808
Miscellaneous		5,067
TOTAL EXPENSES		2,583,203
Waiver and Reimbursements (Note 5):
Waiver of administrative personnel and services fee	$(6,828)
Reimbursement of shareholder services fee--Class A Shares	(285,038)
Reimbursement of shareholder services fee--Class F Shares	(150)
TOTAL WAIVER AND REIMBURSEMENTS		(292,016)
Net expenses			2,291,187
Net investment income			10,247,578
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(467,458)
Net change in unrealized appreciation of investments			(11,439,243)
Net realized and unrealized loss on investments			(11,906,701)
Change in net assets resulting from operations			$(1,659,123)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2007	Year Ended 3/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,247,578	$20,606,403
Net realized gain (loss) on investments, futures contracts and swap contracts	(467,458)	3,001,909
Net change in unrealized appreciation/depreciation of investments and futures contracts	(11,439,243)	(377,426)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,659,123)	23,230,886
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,646,546)	(19,404,673)
Class B Shares	(393,494)	(1,021,195)
Class C Shares	(204,226)	(465,539)
Class F Shares	(4,088)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,248,354)	(20,891,407)
Share Transactions:
Proceeds from sale of shares	27,250,699	55,366,985
Proceeds from shares issued in connection with tax-free transfer of assets from Federated Vermont Municipal Income Fund	23,354,624	--
Proceeds from shares issued in connection with tax-free transfer of assets from Sentinel Tax-Free Income Fund	--	38,015,553
Net asset value of shares issued to shareholders in payment of distributions declared	6,983,356	14,398,658
Cost of shares redeemed	(52,620,448)	(92,258,026)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,968,231	15,523,170
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 9)	--	81,708
Change in net assets	(6,939,246)	17,944,357
Net Assets:
Beginning of period	500,711,713	482,767,356
End of period (including undistributed net investment income of $20,300 and $21,076, respectively)	$493,772,467	$500,711,713

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to federal alternative minimum tax (AMT) for individuals and corporations, but may be subject to state and local taxes.

Effective May 31, 2007, the Fund began offering Class F Shares.

On August 17, 2007, the Fund received assets from Federated Vermont Municipal Income Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated Vermont Municipal Income Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Vermont Municipal Income Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,298,683	$23,354,624	$631,496	$463,269,803	$23,354,624	$486,624,427

1 Unrealized Depreciation is included in the Federated Vermont Municipal Income Fund Net Assets Received amount shown above.

On October 27, 2006, the Fund received assets from Sentinel Tax-Free Income Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sentinel Tax-Free Income Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Sentinel Tax-Free Income Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,559,509	$38,015,553	$685,917	$468,838,638	$38,015,553	$506,854,191

2 Unrealized Appreciation is included in the Sentinel Tax-Free Income Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate swaps, total return swaps, credit default swaps, and caps and floors.

Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable or payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended September 30, 2007, the Fund had no net realized gains or losses on swap contracts.

At September 30, 2007, the Fund had no outstanding swap contracts.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the Fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At September 30, 2007, the Fund did not hold any inverse floater structures. The Fund recorded interest and trust expenses of $9,048 for these investments for the six months ended September 30, 2007.

While these inverse floaters structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically buy and sell financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2007, the Fund had no net realized gains or losses on futures contracts.

At September 30, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,323,423	$24,306,863	4,837,514	$51,454,699
Shares issued in connection with tax-free transfer of assets from Federated Vermont Municipal Income Fund	2,298,683	23,354,624	--	--
Shares issued in connection with tax-free transfer of assets from Sentinel Tax-Free Income Fund	--	--	3,559,509	38,015,553
Shares issued to shareholders in payment of distributions declared	631,962	6,605,368	1,268,655	13,488,827
Shares redeemed	(4,463,062)	(46,632,986)	(7,348,021)	(78,096,860)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	791,006	$7,633,869	2,317,657	$24,862,219

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	147,212	$1,532,950	180,210	$1,913,166
Shares issued to shareholders in payment of distributions declared	24,865	259,926	61,142	649,617
Shares redeemed	(438,519)	(4,587,159)	(997,750)	(10,604,649)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(266,442)	$(2,794,283)	(756,398)	$(8,041,866)

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	66,588	$697,768	187,876	$1,999,120
Shares issued to shareholders in payment of distributions declared	10,954	114,457	24,485	260,214
Shares redeemed	(133,690)	(1,399,902)	(334,898)	(3,556,517)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(56,148)	$(587,677)	(122,537)	$(1,297,183)

	Period Ended 9/30/2007 [1]		Year Ended 3/31/2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	68,935	$713,118	--	$--
Shares issued to shareholders in payment of distributions declared	349	3,605	--	--
Shares redeemed	(39)	(401)	--	--
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	69,245	$716,322	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	537,661	$4,968,231	1,438,722	$15,523,170

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to September 30, 2007.

4. FEDERAL TAX INFORMATION

At September 30, 2007, the cost of investments for federal tax purposes was $472,505,352. The net unrealized appreciation of investments for federal tax purposes was $12,074,144. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,308,547 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,234,403.

At March 31, 2007, the Fund had a capital loss carryforward of $21,389,463 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$20,452,295
2009	$ 650,715
2014	$ 286,453

As a result of the tax-free transfer of assets from Sentinel Tax-Free Income Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,828 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, FSC retained $7,767 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2007, FSC retained $8,965 in sales charges from the sale of Class A Shares. FSC also retained $3,353 of contingent deferred sales charges relating to redemptions of Class A Shares and $1 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2007, FSSC voluntarily reimbursed $285,188 of shareholder services fees. For the six months ended September 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $90,955,000 and $117,550,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.76%, 1.76% and 0.87%, respectively, for the fiscal year ending March 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after May 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2007, were as follows:

Purchases	$96,132,271
Sales	$114,989,828

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended March 31, 2007, the Fund received $81,708 from an unaffiliated third party in settlement of administrative proceedings involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL SECURITIES FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303
Cusip 313913402

8110104 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007